CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at May. 31, 2018		9,863,000
Balance, amount at May. 31, 2018	$ (268,222)	$ 986	$ 1,917,776	$ (2,186,984)
Net loss	(116,870)	$ 0	0	(116,870)
Balance, shares at May. 31, 2019		9,863,000
Balance, amount at May. 31, 2019	(385,092)	$ 986	1,917,776	(2,303,854)
Net loss	(74,213)	$ 0	0	(74,213)
Balance, shares at May. 31, 2020		9,863,000
Balance, amount at May. 31, 2020	$ (459,305)	$ 986	$ 1,917,776	$ (2,378,067)